Penn Series Funds, Inc.
Schedule of Investments — September 30, 2020 (Unaudited)
Aggressive Allocation Fund
	Number of Shares	Value†
AFFILIATED EQUITY FUNDS — 57.7%
Penn Series Flexibly Managed Fund*	28,073	$1,941,497
Penn Series Index 500 Fund*	290,440	8,367,563
Penn Series Large Cap Growth Fund*	70,843	1,938,970
Penn Series Large Cap Value Fund*	181,473	5,097,585
Penn Series Large Core Value Fund*	254,594	5,099,518
Penn Series Large Growth Stock Fund*	10,275	653,279
Penn Series Mid Cap Growth Fund*	40,524	1,321,499
Penn Series Mid Cap Value Fund*	64,918	1,276,293
Penn Series Mid Core Value Fund*	190,056	4,456,807
Penn Series Real Estate Securities Fund*	76,444	1,861,398
Penn Series Small Cap Growth Fund*	40,348	1,965,367
Penn Series Small Cap Value Fund*	20,459	627,064
Penn Series SMID Cap Growth Fund*	31,297	1,320,424
Penn Series SMID Cap Value Fund*	56,468	1,260,375
TOTAL AFFILIATED EQUITY FUNDS (Cost $31,273,649)		37,187,639

AFFILIATED FIXED INCOME FUNDS — 9.1%
Penn Series High Yield Bond Fund*	84,853	1,294,003
Penn Series Limited Maturity Bond Fund*	345,134	4,555,770
TOTAL AFFILIATED FIXED INCOME FUNDS (Cost $5,374,611)		5,849,773

AFFILIATED INTERNATIONAL EQUITY FUNDS — 32.8%
Penn Series Developed International Index Fund*	551,921	7,599,952
Penn Series Emerging Markets Equity Fund*	447,801	5,740,817
Penn Series International Equity Fund*	218,090	7,777,079
TOTAL AFFILIATED INTERNATIONAL EQUITY FUNDS (Cost $17,750,265)		21,117,848

SHORT-TERM INVESTMENTS — 0.4%
BlackRock Liquidity FedFund - Institutional Shares (seven-day effective yield 0.000%) (Cost $243,997)	243,997	243,997
TOTAL INVESTMENTS — 100.0% (Cost $54,642,522)		$64,399,257
Other Assets & Liabilities — (0.0)%		(26,030)
TOTAL NET ASSETS — 100.0%		$64,373,227

†	See Security Valuation Note in the most recent semi-annual or annual report.
*	Non-income producing security.
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